General (Details Narrative) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
	Jun. 16, 2016 USD ($)	May 15, 2016 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) Segments	Dec. 31, 2017 USD ($)	Jan. 31, 2018	Jun. 30, 2017 USD ($)	Dec. 31, 2016
Number of operating segment | Segments			1
Number of ordinary shares issued				$ 9,726
Convertible loan principal amount			$ 3,175
Debt instrument due date			Aug. 31, 2016
Repayment of outstanding loan	$ 2,988
Accrued interest	$ 247
Accumulated deficit			$ 76,854	77,124
Cash and cash equivalents			$ 15,558	$ 12,417		$ 2,083
Warrant 1 [Member]
Warrants to purchase ordinary shares | shares		4,255,319
Warrant exercise price per ordinary shares | $ / shares		$ 0.47
Fair value of warrant		$ 2,000
Warrant period		24 months
Warrant 2 [Member]
Warrants to purchase ordinary shares | shares		3,636,363
Warrant exercise price per ordinary shares | $ / shares		$ 0.55
Fair value of warrant		$ 2,000
Warrant period		48 months
Initial Investment [Member]
Number of ordinary shares issued, shares | shares		8,510,638
Number of ordinary shares issued		$ 4,000
Number of ordinary shares issued, price per share | $ / shares		$ 0.47
Chinese Third Party [Member]
Ownership percentage			20.00%
CACS [Member]
Ownership percentage			80.00%				80.00%
RADA Sensors Inc [Member]
Ownership percentage					75.00%
RADA Technologies LLC [Member]
Ownership percentage					25.00%